Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary shares, NIS par value	$ 0.05	$ 0.05
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	30,448,838	29,829,277
Ordinary shares, shares fully paid	30,448,838	29,829,277